Leases - Schedule of Quantitative Information Regarding Company’s Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease expenses
Operating lease expenses	$ 150,278	$ 150,278	$ 601,113	$ 591,588
Variable and other lease costs			44,728	5,395
Total lease cost	167,603	159,106	645,841	596,983
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$ 143,085	$ 138,235	$ 557,703	$ 506,783
Weighted-average remaining lease term (in years), Operating leases	8 years 4 months 20 days	9 years 2 months 23 days	8 years 7 months 2 days	9 years 6 months 10 days
Weighted-average discount rate, Operating leases	6.30%	6.30%	6.30%	6.30%